Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of Calculation of Basic and Diluted Net Income Per Share

	Year ended Dec 31, 2024	Year ended Dec 31, 2023
	(Audited)	(Audited)
Numerator:
Net loss	$(1,144,670)	$(1,686,901)
Denominator:
Weighted-average shares outstanding-Basic and diluted	229,000,001	229,000,001
Loss per share
-Basic and diluted	$(0.0050)	$(0.0074)